Accrued expenses and other current liabilities	12 Months Ended
Sep. 30, 2024
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

Note 11 – Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	September 30,	September 30,
	2024	2023

Payroll payable	$277,383	$528,902
Interest payable	-	157,801
Accrued expenses	26,050	473,837
Accrued expenses and other current liabilities	$303,433	$1,160,540